UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2008
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California April 30, 2008

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		32

Form 13F Information Table Value Total:		$39,207
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1820 37664.230SH       SOLE                37664.230
*** SCHLUMBERGER LTD           COM              806857108     1987 22835.000SH       SOLE                22835.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1475 41438.000SH       SOLE                41438.000
AFLAC INC                      COM              001055102     1989 30630.979SH       SOLE                30630.979
CERNER CORP                    COM              156782104     1274 34175.000SH       SOLE                34175.000
CHEVRON CORP                   COM              166764100     1966 23027.357SH       SOLE                23027.357
CISCO SYS INC                  COM              17275r102     1067 44272.000SH       SOLE                44272.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1134 39320.000SH       SOLE                39320.000
CONOCOPHILLIPS                 COM              20825c104     1532 20105.852SH       SOLE                20105.852
EMC CORP                       COM              268648102     1191 83025.000SH       SOLE                83025.000
EXXON MOBIL CORP               COM              30231g102      469 5540.000 SH       SOLE                 5540.000
FACTSET RESEARCH SYSTEM        COM              303075105     1242 23050.000SH       SOLE                23050.000
IBM CORPORATION                COM              459200101      276 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1027 48125.000SH       SOLE                48125.000
INTEL CORP                     COM              458140100      507 23920.408SH       SOLE                23920.408
JOHNSON & JOHNSON              COM              478160104     1548 23860.196SH       SOLE                23860.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1992 27039.000SH       SOLE                27039.000
MEMC ELECTRONIC MATERIALS      COM              552715104     1617 22800.000SH       SOLE                22800.000
MICROSOFT CORP                 COM              594918104     1134 39959.620SH       SOLE                39959.620
P G & E CORPORATION            COM              69331c108      312 8461.000 SH       SOLE                 8461.000
PHILIP MORRIS INT'L            COM              718172109      354 7000.000 SH       SOLE                 7000.000
PROCTER & GAMBLE CO            COM              742718109      556 7938.000 SH       SOLE                 7938.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1745 22300.000SH       SOLE                22300.000
SOUTHERN CO                    COM              842587107      242 6800.000 SH       SOLE                 6800.000
STRYKER CORP                   COM              863667101     1779 27350.000SH       SOLE                27350.000
SUN MICROSYSTEMS INC           COM              866810104      172 11097.500SH       SOLE                11097.500
TARGET CORP                    COM              87612e106     1434 28304.347SH       SOLE                28304.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1337 28550.000SH       SOLE                28550.000
WATERS CORP                    COM              941848103     1650 29625.000SH       SOLE                29625.000
WELLPOINT INC                  COM              94973v107      857 19430.000SH       SOLE                19430.000
WHOLE FOODS MKT INC            COM              966837106      827 25083.870SH       SOLE                25083.870
XTO ENERGY INC                 COM              98385x106     2696 43575.000SH       SOLE                43575.000